Share Based Compensation - Summary of Maximum Outstanding Matching Rights (Detail)	Dec. 31, 2018 shares
Number of Class B shares [member] | Top of range [member] | Other members of executive team [member]
Disclosure of Maximum Outstanding Matching Rights [line items]
Stock Purchase Plans 2015-2016 Executive Performance Stock Plans 2015-2016	125,568